RELATED PARTIES - PDK Management LLC (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenue		$ 73,338	$ 96,706
Total costs and expenses		110,847	105,891
Related Party
Related Party Transaction [Line Items]
Revenue	$ 5,100		2,200
Total costs and expenses	$ 3,900		2,000
Credit facility and other loans		$ 200	$ 200